Cover	Feb. 11, 2021	Feb. 09, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Feb. 11, 2021
Entity Registrant Name		CUMULUS MEDIA INC
Entity Central Index Key		0001058623
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38108
Entity Tax Identification Number		82-5134717
Entity Address, Address Line One		3280 Peachtree Road, N.W., Suite 2200
Entity Address, City or Town		Atlanta
Entity Address, State or Province		GA
Entity Address, Postal Zip Code		30305
City Area Code		(404)
Local Phone Number		949-0700
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A common stock$0.0000001 per share
Trading Symbol		CMLS
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false